Schedule of Investments (unaudited)
April 30, 2024
BlackRock Total Return ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
AREIT Ltd., 6.99%, 05/17/41 (Call 03/17/27), (1-mo. CME Term SOFR + 1.686%)(a)(b)	$196	$195,510
Argent Securities Trust, 6.01%, 03/25/36 (Call 05/25/24), (1-mo. CME Term SOFR + 0.694%)(b)	271	144,125
Bain Capital Credit CLO Ltd., 6.74%, 07/24/34 (Call 07/24/24), (3-mo. CME Term SOFR + 1.422%)(a)(b)	250	251,007
Bear Stearns Structured Products Trust, 7.43%, 03/25/37 (Call 10/25/26), (1-mo. CME Term SOFR + 2.114%)(a)(b)	164	160,386
Benefit Street Partners CLO IV Ltd., 7.22%, 04/20/34, (3-mo. CME Term SOFR + 1.900%)(a)(b)	250	250,390
Buckhorn Park CLO Ltd., 7.24%, 07/18/34 (Call 07/18/24), (3-mo. SOFR + 1.911%)(a)(b)	250	250,931
Carlyle Global Market Strategies CLO Ltd., 6.76%, 07/20/34 (Call 07/20/24), (3-mo. SOFR + 1.431%)(a)(b)	250	249,930
CIFC Funding Ltd.
8.44%, 07/18/31 (Call 07/18/24), (3-mo. CME Term SOFR + 3.112%)(a)(b)	250	249,562
Series 2014-2RA, Class A1, 6.63%, 04/24/30 (Call 07/24/24), (3-mo. SOFR + 1.312%)(a)(b)	128	127,757
Citigroup Mortgage Loan Trust Inc., 9.18%, 07/25/37 (Call 05/25/24), (1-mo. SOFR + 2.614%)(b)	134	113,742
College Ave Student Loans LLC
5.33%, 05/25/55 (Call 04/25/37)(a)	88	84,076
2.32%, 07/26/55 (Call 12/25/34)(a)	207	176,380
CWABS Asset-Backed Certificates Trust
6.30%, 12/25/35 (Call 05/25/24)(b)	76	71,370
5.85%, 04/25/46 (Call 05/25/24), (1-mo. SOFR + 0.534%)(b)	294	199,626
Elmwood CLO IV Ltd. Series 2020 3A, Class A, 6.83%, 04/15/33 (Call 07/15/24), (3-mo. SOFR +1.501%)(a)(b)	250	250,131
FirstKey Homes Trust
3.50%, 07/17/38(a)	184	168,113
5.00%, 05/19/39(a)	170	158,075
Generate CLO 8 Ltd., 6.79%, 10/20/34 (Call 07/20/24), (3-mo. SOFR + 1.461%)(a)(b)	250	250,439
Goldentree Loan Opportunities X Ltd., 6.71%, 07/20/31 (Call 07/20/24), (3-mo. CME Term SOFR + 1.382%)(a)(b)	170	170,434
JP Morgan Mortgage Acquisition Trust, 4.56%, 11/25/36 (Call 05/25/24)(c)	200	186,656
Lendmark Funding Trust
2.00%, 04/20/32 (Call 10/20/26)(a)	130	116,280
8.69%, 05/20/33 (Call 04/20/25)(a)	100	102,213
Madison Park Funding XXXIV Ltd., 6.71%, 04/25/32 (Call 07/25/24), (3-mo. CME Term SOFR + 1.382%)(a)(b)	250	250,377
Morgan Stanley Mortgage Loan Trust, 6.51%, 10/25/36 (Call 05/25/24)(c)	11	2,608
Navient Private Education Loan Trust, 3.16%, 11/15/68 (Call 01/15/31)(a)	100	84,048
Navient Private Education Refi Loan Trust, 3.13%, 02/15/68 (Call 04/15/26)(a)	88	84,830
Security	Par (000)	Value
Neuberger Berman CLO XVII Ltd., 6.62%, 04/22/29 (Call 07/22/24), (3-mo. CME Term SOFR + 1.292%)(a)(b)	$160	$159,716
Octagon Investment Partners 20-R Ltd., 6.71%, 05/12/31 (Call 05/12/24), (3-mo. CME Term SOFR + 1.412%)(a)(b)	250	250,335
Octagon Investment Partners 48 Ltd., 7.64%, 10/20/34 (Call 07/20/24), (3-mo. CME Term SOFR + 2.312%)(a)(b)	275	274,396
OHA Credit Funding 6 Ltd., 6.73%, 07/20/34 (Call 07/20/24), (3 mo. LIBOR US + 1.140%)(a)(b)	250	250,299
Onemain Financial Issuance Trust, 5.79%, 05/14/41 (Call 10/14/32)(a)	100	100,031
Palmer Square CLO Ltd., 6.72%, 11/14/34 (Call 05/14/24), (3-mo. LIBOR US + 1.150%)(a)(b)	250	250,313
Palmer Square Loan Funding Ltd., 6.43%, 04/15/31 (Call 10/15/24), (3-mo. CME Term SOFR + 1.100%)(a)(b)	235	234,861
Pikes Peak CLO 8, 7.34%, 07/20/34 (Call 07/20/24), (3-mo. CME Term SOFR + 2.012%)(a)(b)	250	250,669
Progress Residential Trust, 4.75%, 10/17/28(a)	180	162,537
Regatta IX Funding Ltd., 7.32%, 04/17/37 (Call 04/17/26), (3-mo. CME Term SOFR + 2.000%)(a)(b)	250	250,000
RR 16 Ltd., 7.24%, 07/15/36 (Call 07/15/24), (3-mo. SOFR + 1.911%)(a)(b)	250	250,921
RR 18 Ltd., 7.19%, 10/15/34 (Call 07/15/24), (3-mo. SOFR + 1.861%)(a)(b)	250	251,065
Saxon Asset Securities Trust, 3.14%, 08/25/35 (Call 05/25/24)(c)	167	115,089
SMB Private Education Loan Trust
2.31%, 01/15/53(a)	148	137,664
5.88%, 03/15/56(a)	100	98,099
Sofi Professional Loan Program LLC, 3.09%, 08/17/48 (Call 08/15/26)(a)	123	116,669
SoFi Professional Loan Program LLC, 2.37%, 11/16/48 (Call 01/15/27)(a)	105	97,770
Soundview Home Loan Trust
6.45%, 11/25/35 (Call 05/25/24), (1-mo. SOFR + 1.134%)(b)	46	32,797
5.78%, 01/25/37 (Call 02/25/26), (1-mo. SOFR + 0.464%)(b)	148	132,216
TICP CLO VIII Ltd., 7.29%, 10/20/34 (Call 07/20/24), (3-mo. CME Term SOFR + 1.962%)(a)(b)	250	250,194
Voya CLO Ltd., 6.72%, 10/15/30 (Call 07/15/24), (3-mo. CME Term SOFR + 1.392%)(a)(b)	135	135,600
Total Asset-Backed Securities — 10.4% (Cost: $8,151,869)		8,150,237
Collaterized Mortgage Obligations
Mortgage-Backed Securities — 10.8%
Alternative Loan Trust
5.89%, 11/25/36 (Call 05/25/24), (1-mo. CME Term SOFR + 0.574%)(b)	101	82,452
5.89%, 05/20/46 (Call 05/20/24), (1-mo. CME Term SOFR + 0.574%)(b)	222	184,612

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Total Return ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.93%, 07/25/46 (Call 05/25/24), (1-mo. CME Term SOFR + 0.614%)(b)	$211	$176,176
6.09%, 11/20/35 (Call 05/19/24), (1-mo. CME Term SOFR + 0.774%)(b)	3	2,617
Angel Oak Mortgage Trust, 5.21%, 08/25/68 (Call 01/25/27)(a)(c)	200	193,426
Arbor Multifamily Mortgage Securities Trust, 3.40%, 02/15/55 (Call 02/15/32)(a)(b)	170	146,306
Banc of America Alternative Loan Trust
5.50%, 10/25/33 (Call 05/25/24)	114	107,656
6.50%, 10/25/36 (Call 05/25/24)(c)	7	2,060
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK33.88%, 02/15/50 (Call 02/15/27)(b)	90	82,466
Bank5 Trust, 6.23%, 05/15/57 (Call 05/15/29)	35	35,646
Bear Stearns Asset Backed Securities I Trust
5.78%, 03/25/36 (Call 05/25/24), (1-mo. CME Term SOFR + 0.464%)(b)	15	4,034
5.99%, 04/25/36 (Call 05/25/24), (1-mo. SOFR + 0.674%)(b)	116	103,457
Bear Stearns Mortgage Funding Trust, 5.77%, 03/25/37 (Call 05/25/24), (1-mo. CME Term SOFR + 0.454%)(b)	80	72,255
BHMS Mortgage Trust
6.87%, 07/15/35, (1-mo. CME Term SOFR + 1.547%)(a)(b)	100	99,911
7.12%, 07/15/35, (1-mo. CME Term SOFR + 1.797%)(a)(b)	100	99,485
BX Commercial Mortgage Trust
2.84%, 03/09/44 (Call 03/09/30)(a)	100	84,449
6.37%, 10/15/37, (1-mo. CME Term SOFR + 1.044%)(a)(b)	129	128,305
7.08%, 12/09/40, (1-mo. SOFR + 1.761%)(a)(b)	150	150,937
7.44%, 06/15/27, (1-mo. CME Term SOFR + 2.115%)(a)(b)	145	145,544
8.46%, 06/15/27, (1-mo. CME Term SOFR + 3.141%)(a)(b)	100	100,313
9.51%, 02/15/39, (1-mo. SOFR + 4.188%)(a)(b)	100	99,440
BX Trust
6.17%, 01/15/39, (1-mo. CME Term SOFR + 0.850%)(a)(b)	150	148,594
6.32%, 01/15/39, (1-mo. CME Term SOFR + 1.000%)(a)(b)	150	148,969
6.33%, 10/15/36, (1 mo. LIBOR US + 0.890%)(a)(b)	150	148,125
7.41%, 03/15/41, (1-mo. CME Term SOFR + 2.090%)(a)(b)	10	9,994
7.49%, 08/15/39, (1-mo. CME Term SOFR + 2.165%)(a)(b)	148	148,277
8.01%, 04/15/29, (1-mo. CME Term SOFR + 2.690%)(a)(b)	100	99,875
8.53%, 08/15/42, (1-mo. CME Term SOFR + 3.213%)(a)(b)	99	98,851
8.66%, 05/15/38, (1-mo. CME Term SOFR + 3.339%)(a)(b)	100	100,625
9.01%, 04/15/29, (1-mo. CME Term SOFR + 3.689%)(a)(b)	100	99,875
9.37%, 06/15/36, (1-mo. CME Term SOFR + 4.044%)(a)(b)	10	8,875
9.76%, 03/15/41, (1-mo. CME Term SOFR + 4.439%)(a)(b)	34	33,873
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
10.71%, 03/15/41, (1-mo. CME Term SOFR + 5.389%)(a)(b)	$16	$15,920
CFK Trust, 2.79%, 03/15/39(a)	100	84,390
Chase Mortgage Finance Trust, 5.24%, 02/25/37 (Call 07/25/28)(b)	115	110,284
Cold Storage Trust
6.73%, 11/15/37, (1-mo. CME Term SOFR + 1.414%)(a)(b)	98	98,084
8.93%, 11/15/37, (1-mo. CME Term SOFR + 3.607%)(a)(b)	98	98,084
Series 2020-ICE5, Class A, 6.33%, 11/15/37, (1-mo. CME Term SOFR + 1.014%)(a)(b)	147	147,126
Countrywide Alternative Loan Trust, 6.00%, 05/25/36 (Call 05/25/24)	37	14,862
CSMC Trust, 9.27%, 12/25/67 (Call 12/25/25)(a)(b)	103	99,746
DC Trust, 5.73%, 04/13/28(a)(b)	10	9,825
DK Trust
6.82%, 03/15/34, (1-mo. CME Term SOFR + 1.500%)(a)(b)	20	19,975
9.32%, 03/15/34, (1-mo. CME Term SOFR + 4.000%)(a)(b)	58	57,964
Extended Stay America Trust, 7.69%, 07/15/38, (1-mo. CME Term SOFR + 2.364%)(a)(b)	91	91,426
FREMF Mortgage Trust, 4.38%, 08/25/50 (Call 08/25/28)(a)(b)	95	88,642
GCAT Trust
2.89%, 12/27/66 (Call 05/25/32)(a)(b)	198	177,353
3.97%, 02/25/67 (Call 03/25/25)(a)(b)	180	125,325
4.25%, 05/25/67 (Call 01/25/27)(a)(b)	97	87,647
Government National Mortgage Association, 2.25%, 04/16/65 (Call 08/16/47)	10	7,888
GWT, 6.99%, 05/15/41, (1-mo. CME Term SOFR + 1.691%)(a)(b)	100	99,750
Homeward Opportunities Fund I Trust, 5.45%, 05/25/65 (Call 05/25/24)(a)(b)	210	198,115
HONO Mortgage Trust, 6.59%, 10/15/36, (1-mo. CME Term SOFR + 1.264%)(a)(b)	100	96,438
J.P. Morgan Chase Commercial Mortgage Securities Trust, 7.50%, 09/15/39, (1-mo. CME Term SOFR + 2.179%)(a)(b)	110	110,102
JP Morgan Alternative Loan Trust, 4.96%, 03/25/36 (Call 05/25/24)(b)	241	181,453
JP Morgan Chase Commercial Mortgage Securities Trust
2.95%, 09/06/38(a)(b)	130	120,457
8.14%, 04/15/38, (1-mo. CME Term SOFR + 2.564%)(a)(b)	100	99,250
KSL Commercial Mortgage Trust, 9.61%, 12/15/36, (1-mo. SOFR + 4.287%)(a)(b)	100	100,375
MASTR Reperforming Loan Trust, 7.00%, 08/25/34 (Call 04/25/29)(a)	259	177,921
MFA Trust, 7.09%, 02/25/29 (Call 07/25/26)(a)(c)	120	119,058
Morgan Stanley Capital I Trust
6.82%, 07/15/35 (Call 07/15/24), (1-mo. CME Term SOFR + 1.501%)(a)(b)	100	99,688
6.87%, 11/15/34, (1-mo. CME Term SOFR + 1.422%)(a)(b)	100	99,250
MSWF Commercial Mortgage Trust, 6.01%, 12/15/56 (Call 12/15/33)(b)	50	51,154

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Total Return ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
MTN Commercial Mortgage Trust, 6.73%, 03/15/39, (1-mo. CME Term SOFR + 1.396%)(a)(b)	$100	$98,438
One New York Plaza Trust, 6.39%, 01/15/36, (1-mo. CME Term SOFR + 1.064%)(a)(b)	40	38,700
OPEN Trust, 8.41%, 10/15/28, (1-mo. SOFR + 3.089%)(a)(b)	95	96,036
ORL Trust, 7.67%, 10/19/36, (1-mo. SOFR + 2.350%)(a)(b)	174	174,544
PRET LLC
7.02%, 02/25/54 (Call 02/25/25)(a)(c)	123	121,525
7.14%, 01/25/54 (Call 01/25/25)(a)(c)	151	145,557
PRKCM Trust, 4.10%, 04/25/57 (Call 05/25/26)(a)(b)	133	125,761
RALI Series Trust, 5.79%, 12/25/36 (Call 05/25/24), (1-mo. CME Term SOFR + 0.474%)(b)	214	181,664
Saluda Grade Alternative Mortgage Trust
7.50%, 02/25/30 (Call 07/25/26)(a)(c)	126	125,096
7.76%, 04/25/30 (Call 09/25/26)(a)(c)	100	100,500
SLG Office Trust, 2.59%, 07/15/41(a)	100	79,870
Taubman Centers Commercial Mortgage Trust, 7.51%, 05/15/37, (1-mo. CME Term SOFR + 2.186%)(a)(b)	110	110,619
TPGI Trust, 7.79%, 06/15/26, (1-mo. CME Term SOFR + 2.464%)(a)(b)	80	79,800
TTAN, 6.79%, 03/15/38, (1-mo. SOFR + 1.464%)(a)(b)	151	149,705
Velocity Commercial Capital Loan Trust
2.61%, 02/25/50 (Call 05/25/24)(a)(b)	161	144,948
6.55%, 01/25/54 (Call 01/25/27)(a)(b)	107	106,640
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
5.77%, 12/25/36 (Call 05/25/24), (1-mo. CME Term SOFR + 0.454%)(b)	243	188,429
5.81%, 12/25/46 (Call 05/25/24), (12-mo. MTA + 0.720%)(b)	130	97,969
Wells Fargo Commercial Mortgage Trust
2.58%, 09/15/31(a)(b)	130	119,404
3.75%, 03/15/59 (Call 04/15/26)	150	142,486
Series 2015-C31, Class B, 4.48%, 11/15/48 (Call 11/15/25)(b)	80	76,407
		8,539,130
Total Collaterized Mortgage Obligations — 10.8% (Cost: $8,556,506)		8,539,130
Corporate Bonds & Notes
Advertising — 0.0%
Clear Channel Outdoor Holdings Inc., 5.13%, 08/15/27 (Call 05/31/24)(a)	27	25,027
Aerospace & Defense — 1.2%
Boeing Co. (The)
3.95%, 08/01/59 (Call 02/01/59)	24	14,999
5.93%, 05/01/60 (Call 11/01/59)	17	14,859
6.86%, 05/01/54 (Call 11/01/53)(a)	35	35,095
7.01%, 05/01/64 (Call 11/01/63)(a)	20	20,018
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	15	11,860
2.90%, 12/15/29 (Call 09/15/29)	54	47,092
Security	Par (000)	Value
Aerospace & Defense (continued)
4.40%, 06/15/28 (Call 03/15/28)	$18	$17,246
5.25%, 06/01/31 (Call 04/01/31)	82	79,913
5.35%, 06/01/34 (Call 03/01/34)	179	172,968
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	20	16,467
3.60%, 03/01/35 (Call 09/01/34)	10	8,559
Northrop Grumman Corp.
4.70%, 03/15/33 (Call 12/15/32)	31	29,375
4.95%, 03/15/53 (Call 09/15/52)	17	15,087
RTX Corp.
2.82%, 09/01/51 (Call 03/01/51)	13	7,754
3.03%, 03/15/52 (Call 09/15/51)	26	16,174
3.13%, 07/01/50 (Call 01/01/50)	11	7,069
5.15%, 02/27/33 (Call 11/27/32)	12	11,644
5.75%, 01/15/29 (Call 12/15/28)	108	109,702
6.10%, 03/15/34 (Call 12/15/33)	108	111,641
6.70%, 08/01/28	179	187,925
TransDigm Inc., 4.63%, 01/15/29 (Call 05/31/24)	47	43,052
		978,499
Agriculture — 0.5%
Altria Group Inc.
3.70%, 02/04/51 (Call 08/04/50)	41	27,004
4.25%, 08/09/42	70	54,597
6.88%, 11/01/33 (Call 08/01/33)	45	47,532
BAT Capital Corp.
3.98%, 09/25/50 (Call 03/25/50)	90	62,568
4.54%, 08/15/47 (Call 02/15/47)	19	14,218
4.76%, 09/06/49 (Call 03/06/49)	30	23,146
5.65%, 03/16/52 (Call 09/16/51)	67	58,311
6.00%, 02/20/34 (Call 11/20/33)	19	18,882
7.08%, 08/02/53 (Call 02/02/53)	16	16,746
Philip Morris International Inc.
4.88%, 02/15/28 (Call 01/15/28)	14	13,761
5.13%, 11/17/27 (Call 10/17/27)	17	16,842
5.63%, 11/17/29 (Call 09/17/29)	8	8,068
		361,675
Airlines — 0.1%
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)	47	45,389
United Airlines Inc., 4.63%, 04/15/29 (Call 10/15/28)(a)	35	32,257
		77,646
Auto Manufacturers — 0.1%
General Motors Financial Co. Inc.
5.95%, 04/04/34 (Call 01/04/34)	19	18,584
6.10%, 01/07/34 (Call 10/07/33)	30	29,804
		48,388
Banks — 6.2%
Bank of America Corp.
1.90%, 07/23/31 (Call 07/23/30), (1-day SOFR + 1.530%)(b)	25	20,007
1.92%, 10/24/31 (Call 10/24/30), (1-day SOFR + 1.370%)(b)	25	19,878
2.30%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.220%)(b)	13	10,356
2.50%, 02/13/31 (Call 02/13/30), (3-mo. SOFR + 1.252%)(b)	24	20,198
2.57%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.210%)(b)	76	61,310

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Total Return ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.69%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.320%)(b)	$23	$18,951
3.42%, 12/20/28 (Call 12/20/27), (3-mo. SOFR + 1.302%)(b)	61	56,540
3.97%, 02/07/30 (Call 02/07/29), (3-mo. SOFR + 1.472%)(b)	27	25,096
5.20%, 04/25/29 (Call 04/25/28), (1-day SOFR + 1.630%)(b)	118	116,174
5.47%, 01/23/35 (Call 01/23/34), (1-day SOFR + 1.650%)(b)	241	234,365
5.82%, 09/15/29 (Call 09/15/28), (1-day SOFR + 1.570%)(b)	98	98,577
Barclays PLC, 5.69%, 03/12/30 (Call 03/12/29), (1-day SOFR +1.740%)(b)	200	197,351
Citigroup Inc.
1.12%, 01/28/27 (Call 01/28/26), (1-day SOFR + 0.765%)(b)	44	40,606
2.52%, 11/03/32 (Call 11/03/31), (1-day SOFR + 1.177%)(b)	28	22,442
2.56%, 05/01/32 (Call 05/01/31), (1-day SOFR + 1.167%)(b)	15	12,212
2.67%, 01/29/31 (Call 01/29/30), (1-day SOFR + 1.146%)(b)	16	13,588
3.06%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.351%)(b)	15	12,406
3.52%, 10/27/28 (Call 10/27/27), (3-mo. SOFR + 1.412%)(b)	22	20,526
3.79%, 03/17/33 (Call 03/17/32), (1-day SOFR + 1.939%)(b)	27	23,459
3.98%, 03/20/30 (Call 03/20/29), (3-mo. SOFR + 1.600%)(b)	44	40,767
4.91%, 05/24/33 (Call 05/24/32), (1-day SOFR + 2.086%)(b)	20	18,770
5.17%, 02/13/30 (Call 02/13/29), (1-day SOFR + 1.364%)(b)	16	15,647
6.27%, 11/17/33 (Call 11/17/32), (1-day SOFR + 2.338%)(b)	81	83,115
Credit Suisse AG/New York, 3.70%, 02/21/25	500	490,628
Deutsche Bank AG/New York, 5.37%, 09/09/27	150	149,133
Goldman Sachs Group Inc. (The)
1.43%, 03/09/27 (Call 03/09/26), (1-day SOFR + 0.798%)(b)	106	97,946
1.95%, 10/21/27 (Call 10/21/26), (1-day SOFR + 0.913%)(b)	9	8,218
1.99%, 01/27/32 (Call 01/27/31), (1-day SOFR + 1.090%)(b)	99	78,161
2.38%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.248%)(b)	27	21,607
2.60%, 02/07/30 (Call 11/07/29)	53	45,459
2.62%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.281%)(b)	63	51,581
2.64%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.114%)(b)	28	25,827
2.65%, 10/21/32 (Call 10/21/31), (1-day SOFR + 1.264%)(b)	55	44,536
3.10%, 02/24/33 (Call 02/24/32), (1-day SOFR + 1.410%)(b)	55	45,757
3.50%, 11/16/26 (Call 11/16/25)	34	32,317
3.80%, 03/15/30 (Call 12/15/29)	44	40,249
5.73%, 04/25/30 (Call 04/25/29), (1-day SOFR +1.265%)(b)	221	221,360
Security	Par (000)	Value
Banks (continued)
5.85%, 04/25/35 (Call 04/25/34), (1-day SOFR +1.552%)(b)	$187	$187,099
6.48%, 10/24/29 (Call 10/24/28), (1-day SOFR + 1.770%)(b)	71	73,261
6.56%, 10/24/34 (Call 10/24/33), (1-day SOFR + 1.950%)(b)	1	1,053
JPMorgan Chase & Co.
1.76%, 11/19/31 (Call 11/19/30), (3-mo. SOFR + 1.105%)(b)	21	16,611
1.95%, 02/04/32 (Call 02/04/31), (1-day SOFR + 1.065%)(b)	78	61,889
2.58%, 04/22/32 (Call 04/22/31), (3-mo. SOFR + 1.250%)(b)	33	27,154
2.74%, 10/15/30 (Call 10/15/29), (3-mo. SOFR + 1.510%)(b)	18	15,608
3.70%, 05/06/30 (Call 05/06/29), (3-mo. SOFR + 1.422%)(b)	23	21,100
3.78%, 02/01/28 (Call 02/01/27), (3-mo. SOFR + 1.599%)(b)	8	7,633
4.01%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.382%)(b)	18	16,994
4.57%, 06/14/30 (Call 06/14/29), (1-day SOFR + 1.750%)(b)	16	15,293
5.01%, 01/23/30 (Call 01/23/29), (1-day SOFR + 1.310%)(b)	48	46,835
5.30%, 07/24/29 (Call 07/24/28), (1-day SOFR + 1.450%)(b)	55	54,413
5.57%, 04/22/28 (Call 04/22/27), (1-day SOFR +0.930%)(b)	8	7,994
5.77%, 04/22/35 (Call 04/22/34), (1-day SOFR +1.490%)(b)	176	176,118
6.09%, 10/23/29 (Call 10/23/28), (1-day SOFR + 1.570%)(b)	52	53,061
Morgan Stanley
1.79%, 02/13/32 (Call 02/13/31), (1-day SOFR + 1.034%)(b)	29	22,629
1.93%, 04/28/32 (Call 04/28/31), (1-day SOFR + 1.020%)(b)	28	21,933
2.51%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.200%)(b)	136	109,438
2.70%, 01/22/31 (Call 01/22/30), (1-day SOFR + 1.143%)(b)	102	87,375
5.47%, 01/18/35 (Call 01/18/34), (1-day SOFR + 1.730%)(b)	172	167,335
5.66%, 04/18/30 (Call 04/18/29), (1-day SOFR +1.260%)(b)	137	137,029
5.83%, 04/19/35 (Call 04/19/34), (1-day SOFR +1.580%)(b)	38	37,985
6.41%, 11/01/29 (Call 11/01/28), (1-day SOFR + 1.830%)(b)	341	351,609
UBS Group AG, 5.70%, 02/08/35 (Call 02/08/34), (1-year CMT + 1.770%)(a)(b)	218	211,391
Wells Fargo & Co.
4.15%, 01/24/29 (Call 10/24/28)	8	7,571
5.20%, 01/23/30 (Call 01/22/29), (1-day SOFR + 1.500%)(b)	14	13,727
5.57%, 07/25/29 (Call 07/25/28), (1-day SOFR + 1.740%)(b)	8	7,974
5.71%, 04/22/28 (Call 04/22/27), (1-day SOFR +1.070%)(b)	115	115,080

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Total Return ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.30%, 10/23/29 (Call 10/23/28), (1-day SOFR + 1.790%)(b)	$105	$107,568
6.49%, 10/23/34 (Call 10/23/33), (1-day SOFR + 2.060%)(b)	176	183,239
		4,899,119
Biotechnology — 0.5%
Amgen Inc.
4.40%, 02/22/62 (Call 08/22/61)	86	66,055
5.25%, 03/02/30 (Call 01/02/30)	166	164,536
5.75%, 03/02/63 (Call 09/02/62)	79	75,458
Gilead Sciences Inc.
1.65%, 10/01/30 (Call 07/01/30)	32	25,656
4.50%, 02/01/45 (Call 08/01/44)	61	51,206
4.75%, 03/01/46 (Call 09/01/45)	22	19,067
4.80%, 04/01/44 (Call 10/01/43)	8	7,030
		409,008
Chemicals — 0.1%
Chemours Co. (The), 5.75%, 11/15/28 (Call 05/13/24)(a)	23	21,123
Eastman Chemical Co., 5.75%, 03/08/33 (Call 12/08/32)	10	9,883
Olin Corp., 5.00%, 02/01/30 (Call 05/31/24)	27	25,199
RPM International Inc., 4.55%, 03/01/29 (Call 12/01/28)	16	15,214
		71,419
Commercial Services — 0.1%
Global Payments Inc.
2.90%, 05/15/30 (Call 02/15/30)	9	7,671
5.30%, 08/15/29 (Call 06/15/29)	16	15,634
Moody's Corp.
2.00%, 08/19/31 (Call 05/19/31)	13	10,331
3.25%, 01/15/28 (Call 10/15/27)	11	10,302
		43,938
Computers — 0.1%
Dell International LLC/EMC Corp., 4.90%, 10/01/26 (Call 08/01/26)	86	84,703
Hewlett Packard Enterprise Co., 5.25%, 07/01/28 (Call 06/01/28)	18	17,872
		102,575
Diversified Financial Services — 0.1%
Nationstar Mortgage Holdings Inc., 5.13%, 12/15/30 (Call 12/15/25)(a)	27	24,255
Navient Corp., 5.50%, 03/15/29 (Call 06/15/28)	22	19,720
PennyMac Financial Services Inc., 5.38%, 10/15/25 (Call 05/31/24)(a)	15	14,798
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 2.88%, 10/15/26 (Call 05/31/24)(a)	28	25,708
		84,481
Electric — 2.5%
AEP Texas Inc.
5.40%, 06/01/33 (Call 03/01/33)	30	28,912
Series G, 4.15%, 05/01/49 (Call 11/01/48)	14	10,338
Series H, 3.45%, 01/15/50 (Call 07/15/49)	26	17,032
AEP Transmission Co. LLC
3.15%, 09/15/49 (Call 03/15/49)	27	17,369
3.80%, 06/15/49 (Call 12/15/48)	44	32,044
4.00%, 12/01/46 (Call 06/01/46)	15	11,632
4.25%, 09/15/48 (Call 03/15/48)	16	12,610
Security	Par (000)	Value
Electric (continued)
5.15%, 04/01/34 (Call 01/01/34)	$42	$40,416
Series M, 3.65%, 04/01/50 (Call 10/01/49)	27	19,163
Alabama Power Co.
3.75%, 03/01/45 (Call 09/01/44)	37	27,822
4.10%, 01/15/42	10	7,886
4.15%, 08/15/44 (Call 02/15/44)	10	7,978
4.30%, 01/02/46 (Call 07/02/45)	20	16,153
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(c)	55	54,426
Ameren Illinois Co., 2.90%, 06/15/51 (Call 12/15/50)	23	14,056
Baltimore Gas & Electric Co.
2.90%, 06/15/50 (Call 12/15/49)	17	10,437
3.20%, 09/15/49 (Call 03/15/49)	16	10,457
3.75%, 08/15/47 (Call 02/15/47)	28	20,493
4.25%, 09/15/48 (Call 03/15/48)	40	31,682
CenterPoint Energy Houston Electric LLC
3.95%, 03/01/48 (Call 09/01/47)	9	6,950
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	11	6,905
Consumers Energy Co.
3.10%, 08/15/50 (Call 02/15/50)	23	15,216
3.25%, 08/15/46 (Call 02/15/46)	10	7,026
3.75%, 02/15/50 (Call 08/15/49)	66	49,194
3.95%, 07/15/47 (Call 01/15/47)	9	7,035
4.05%, 05/15/48 (Call 11/15/47)	10	7,946
Dominion Energy South Carolina Inc., 6.25%, 10/15/53 (Call 04/15/53)	8	8,469
DTE Electric Co.
2.95%, 03/01/50 (Call 09/01/49)	12	7,536
Series B, 3.25%, 04/01/51 (Call 10/01/50)	15	9,894
Duke Energy Carolinas LLC
3.45%, 04/15/51 (Call 10/15/50)	34	23,192
3.70%, 12/01/47 (Call 06/01/47)	16	11,486
3.88%, 03/15/46 (Call 09/15/45)	98	73,770
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	24	19,472
3.00%, 12/15/51 (Call 06/15/51)	54	33,239
5.95%, 11/15/52 (Call 05/15/52)	47	47,310
Duke Energy Ohio Inc., 5.55%, 03/15/54 (Call 09/15/53)	8	7,552
Duke Energy Progress LLC
2.50%, 08/15/50 (Call 02/15/50)	40	22,470
2.90%, 08/15/51 (Call 02/15/51)	17	10,296
3.45%, 03/15/29 (Call 12/15/28)	21	19,349
3.70%, 09/01/28 (Call 06/01/28)	8	7,505
3.70%, 10/15/46 (Call 04/15/46)	16	11,597
4.00%, 04/01/52 (Call 10/01/51)	12	8,981
5.35%, 03/15/53 (Call 09/15/52)	20	18,560
Edison International
4.13%, 03/15/28 (Call 12/15/27)	12	11,289
5.25%, 11/15/28 (Call 10/15/28)	28	27,415
5.75%, 06/15/27 (Call 04/15/27)	40	39,999
6.95%, 11/15/29 (Call 09/15/29)	62	65,104
Entergy Arkansas LLC, 5.15%, 01/15/33 (Call 10/15/32)	15	14,571
Eversource Energy
5.45%, 03/01/28 (Call 02/01/28)	10	9,921
5.95%, 02/01/29 (Call 01/01/29)	9	9,103
Series M, 3.30%, 01/15/28 (Call 10/15/27)	10	9,198
Series O, 4.25%, 04/01/29 (Call 01/01/29)	12	11,257

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Total Return ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
FirstEnergy Transmission LLC, 4.55%, 04/01/49 (Call 10/01/48)(a)	$39	$31,114
Florida Power & Light Co.
2.88%, 12/04/51 (Call 06/04/51)	17	10,463
3.15%, 10/01/49 (Call 04/01/49)	11	7,291
3.70%, 12/01/47 (Call 06/01/47)	10	7,431
3.99%, 03/01/49 (Call 09/01/48)	64	49,521
Georgia Power Co.
4.95%, 05/17/33 (Call 11/17/32)	16	15,232
5.25%, 03/15/34 (Call 09/15/33)	18	17,511
MidAmerican Energy Co.
3.15%, 04/15/50 (Call 10/15/49)	12	7,825
4.25%, 05/01/46 (Call 11/01/45)	10	8,014
5.30%, 02/01/55 (Call 08/01/54)	44	40,902
Northern States Power Co./MN
3.60%, 05/15/46 (Call 11/15/45)	16	11,570
4.00%, 08/15/45 (Call 02/15/45)	10	7,711
NRG Energy Inc., 3.63%, 02/15/31 (Call 02/15/26)(a)	24	20,318
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	21	15,662
4.15%, 04/01/48 (Call 10/01/47)	10	7,595
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	87	67,527
Series R, 2.90%, 10/01/51 (Call 04/01/51)	69	41,307
Pacific Gas and Electric Co.
3.50%, 08/01/50 (Call 02/01/50)	131	84,018
5.25%, 03/01/52 (Call 09/01/51)	21	17,651
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)	30	18,267
2.85%, 09/15/51 (Call 03/15/51)	27	16,433
3.05%, 03/15/51 (Call 09/15/50)	28	17,887
3.90%, 03/01/48 (Call 09/01/47)	10	7,716
4.60%, 05/15/52 (Call 11/15/51)	16	13,586
Public Service Co. of New Hampshire, 5.15%, 01/15/53 (Call 07/15/52)	8	7,362
Public Service Electric & Gas Co., 3.15%, 01/01/50 (Call 07/01/49)	33	21,930
San Diego Gas & Electric Co.
3.70%, 03/15/52 (Call 09/15/51)	10	7,054
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	15	10,958
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	30	24,911
2.85%, 08/01/29 (Call 05/01/29)	28	24,713
5.20%, 06/01/34 (Call 03/01/34)	26	24,803
5.65%, 10/01/28 (Call 09/01/28)	64	64,406
6.00%, 01/15/34	26	26,332
Series 04-G, 5.75%, 04/01/35	33	32,918
Series G, 2.50%, 06/01/31 (Call 03/01/31)	41	33,550
Union Electric Co., 3.90%, 04/01/52 (Call 10/01/51)	16	11,969
Virginia Electric & Power Co.
2.95%, 11/15/51 (Call 05/15/51)	19	11,573
4.00%, 01/15/43 (Call 07/15/42)	23	18,081
Series B, 4.20%, 05/15/45 (Call 11/15/44)	10	7,940
Vistra Operations Co. LLC
5.00%, 07/31/27 (Call 05/13/24)(a)	16	15,228
6.00%, 04/15/34 (Call 01/15/34)(a)	20	19,440
		1,935,433
Entertainment — 0.1%
Caesars Entertainment Inc.
4.63%, 10/15/29 (Call 10/15/24)(a)	11	9,816
Security	Par (000)	Value
Entertainment (continued)
8.13%, 07/01/27 (Call 05/13/24)(a)	$39	$39,526
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/29 (Call 09/01/24)(a)	23	17,146
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29 (Call 07/01/29)(a)	16	14,846
		81,334
Environmental Control — 0.1%
Covanta Holding Corp., 4.88%, 12/01/29 (Call 12/01/24)(a)	23	20,162
Waste Management Inc., 3.90%, 03/01/35 (Call 09/01/34)	21	18,188
		38,350
Gas — 0.1%
Atmos Energy Corp., 6.20%, 11/15/53 (Call 05/15/53)	16	16,983
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (Call 01/01/28)	9	8,535
5.25%, 03/01/28 (Call 02/01/28)	17	16,865
NiSource Inc.
3.49%, 05/15/27 (Call 02/15/27)	12	11,315
5.35%, 04/01/34 (Call 01/01/34)	29	27,756
ONE Gas Inc., 5.10%, 04/01/29 (Call 03/01/29)	11	10,885
Piedmont Natural Gas Co. Inc., 2.50%, 03/15/31 (Call 12/15/30)	13	10,676
		103,015
Health Care - Products — 0.2%
Bausch & Lomb Corp., 8.38%, 10/01/28 (Call 10/01/25)(a)	38	39,245
Medline Borrower LP, 3.88%, 04/01/29 (Call 10/01/24)(a)	62	55,542
Solventum Corp.
5.45%, 02/25/27 (Call 01/25/27)(a)	20	19,831
6.00%, 05/15/64 (Call 11/15/63)(a)	41	37,955
Thermo Fisher Scientific Inc.
4.95%, 11/21/32 (Call 08/21/32)	19	18,453
5.09%, 08/10/33 (Call 05/10/33)	23	22,488
		193,514
Health Care - Services — 0.8%
CHS/Community Health Systems Inc., 5.63%, 03/15/27 (Call 05/16/24)(a)	35	32,048
Elevance Health Inc.
3.13%, 05/15/50 (Call 11/15/49)	18	11,729
3.60%, 03/15/51 (Call 09/15/50)	26	18,276
5.13%, 02/15/53 (Call 08/15/52)	9	8,116
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	186	163,989
5.25%, 04/15/25	23	22,877
5.25%, 06/15/26 (Call 12/15/25)	87	86,106
5.38%, 09/01/26 (Call 03/01/26)	62	61,541
5.45%, 04/01/31 (Call 02/01/31)	39	38,188
Humana Inc.
5.88%, 03/01/33 (Call 12/01/32)	9	8,993
5.95%, 03/15/34 (Call 12/15/33)	29	29,037
Molina Healthcare Inc., 4.38%, 06/15/28 (Call 05/31/24)(a)	16	14,839
Tenet Healthcare Corp., 4.63%, 06/15/28 (Call 05/16/24)	16	15,056
UnitedHealth Group Inc.
2.90%, 05/15/50 (Call 11/15/49)	57	35,992

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Total Return ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
3.13%, 05/15/60 (Call 11/15/59)	$72	$44,113
3.88%, 08/15/59 (Call 02/15/59)	13	9,440
4.20%, 01/15/47 (Call 07/15/46)	10	8,083
4.25%, 06/15/48 (Call 12/15/47)	9	7,326
		615,749
Home Builders — 0.0%
Taylor Morrison Communities Inc., 5.75%, 01/15/28 (Call 10/15/27)(a)	15	14,585
Insurance — 0.2%
American International Group Inc., 4.38%, 06/30/50 (Call 12/30/49)	15	12,170
Aon Corp./Aon Global Holdings PLC
2.60%, 12/02/31 (Call 09/02/31)	12	9,796
5.35%, 02/28/33 (Call 11/28/32)	38	36,962
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29 (Call 05/19/29)	24	21,064
Marsh & McLennan Companies Inc.
2.90%, 12/15/51 (Call 06/15/51)	12	7,300
4.20%, 03/01/48 (Call 09/01/47)	13	10,308
4.35%, 01/30/47 (Call 07/30/46)	10	8,193
4.90%, 03/15/49 (Call 09/15/48)	10	8,811
5.45%, 03/15/54 (Call 09/15/53)	9	8,590
6.25%, 11/01/52 (Call 05/01/52)	8	8,425
		131,619
Internet — 0.1%
Meta Platforms Inc., 4.65%, 08/15/62 (Call 02/15/62)	72	59,894
Iron & Steel — 0.1%
Cleveland-Cliffs Inc., 6.75%, 04/15/30 (Call 04/15/26)(a)	23	22,459
Mineral Resources Ltd., 9.25%, 10/01/28 (Call 10/01/25)(a)	23	24,112
		46,571
Lodging — 0.1%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 4.88%, 07/01/31 (Call 07/01/26)(a)	18	15,672
Marriott International Inc./MD, 5.30%, 05/15/34 (Call 02/15/34)	24	23,018
MGM Resorts International
4.75%, 10/15/28 (Call 07/15/28)	16	14,924
5.75%, 06/15/25 (Call 03/15/25)	27	26,848
		80,462
Machinery — 0.0%
Otis Worldwide Corp., 5.25%, 08/16/28 (Call 07/16/28)	25	24,919
Manufacturing — 0.0%
Textron Inc., 3.90%, 09/17/29 (Call 06/17/29)	11	10,129
Media — 0.6%
AMC Networks Inc., 4.25%, 02/15/29 (Call 05/13/24)	54	36,554
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(a)	35	27,392
5.00%, 02/01/28 (Call 05/16/24)(a)	34	30,963
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/51 (Call 10/01/50)	55	32,181
Security	Par (000)	Value
Media (continued)
3.90%, 06/01/52 (Call 12/01/51)	$93	$55,930
4.80%, 03/01/50 (Call 09/01/49)	43	30,085
5.38%, 05/01/47 (Call 11/01/46)	26	19,877
5.75%, 04/01/48 (Call 10/01/47)	25	20,149
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	11	8,620
2.45%, 08/15/52 (Call 02/15/52)	39	21,262
2.65%, 08/15/62 (Call 02/15/62)	16	8,400
2.99%, 11/01/63 (Call 05/01/63)	71	40,389
3.97%, 11/01/47 (Call 05/01/47)	9	6,824
4.40%, 08/15/35 (Call 02/15/35)	14	12,618
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 05/31/24)(a)	97	90,411
Paramount Global
4.60%, 01/15/45 (Call 07/15/44)	5	3,350
4.90%, 08/15/44 (Call 02/15/44)	5	3,502
5.25%, 04/01/44 (Call 10/01/43)	7	5,044
5.85%, 09/01/43 (Call 03/01/43)	17	13,458
6.38%, 03/30/62 (Call 03/30/27), (5-year CMT + 3.999%)(b)	8	7,399
Univision Communications Inc., 7.38%, 06/30/30 (Call 06/30/25)(a)	25	23,940
		498,348
Mining — 0.3%
FMG Resources August 2006 Pty. Ltd., 4.50%, 09/15/27 (Call 06/15/27)(a)	16	15,089
Glencore Funding LLC
2.63%, 09/23/31 (Call 06/23/31)(a)	82	66,394
5.37%, 04/04/29 (Call 03/04/29)(a)	83	81,512
Newmont Corp., 2.25%, 10/01/30 (Call 07/01/30)	43	35,657
		198,652
Oil & Gas — 2.0%
Antero Resources Corp., 5.38%, 03/01/30 (Call 03/01/25)(a)	62	58,947
Apache Corp.
4.75%, 04/15/43 (Call 10/15/42)	31	23,860
5.25%, 02/01/42 (Call 08/01/41)	28	23,273
BP Capital Markets America Inc.
3.38%, 02/08/61 (Call 08/08/60)	37	23,950
4.81%, 02/13/33 (Call 11/13/32)	9	8,603
4.89%, 09/11/33 (Call 06/11/33)	9	8,647
4.99%, 04/10/34 (Call 01/10/34)	14	13,519
Civitas Resources Inc., 8.38%, 07/01/28 (Call 07/01/25)(a)	33	34,425
Comstock Resources Inc., 6.75%, 03/01/29 (Call 05/16/24)(a)	23	21,899
Devon Energy Corp.
5.25%, 10/15/27 (Call 05/13/24)	27	26,689
5.88%, 06/15/28 (Call 05/13/24)	13	13,017
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)	387	335,208
3.25%, 12/01/26 (Call 10/01/26)	71	67,320
3.50%, 12/01/29 (Call 09/01/29)	182	165,297
5.75%, 04/18/54 (Call 10/18/53)	43	41,050
5.90%, 04/18/64 (Call 10/18/63)	69	65,638
6.25%, 03/15/53 (Call 09/15/52)	36	36,799
EQT Corp.
3.63%, 05/15/31 (Call 05/15/30)(a)	34	29,410
3.90%, 10/01/27 (Call 07/01/27)	117	110,355

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Total Return ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
5.00%, 01/15/29 (Call 07/15/28)	$128	$123,519
5.70%, 04/01/28 (Call 03/01/28)	9	8,967
7.00%, 02/01/30 (Call 11/01/29)	135	140,906
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 02/01/31 (Call 02/01/26)(a)	16	15,274
Occidental Petroleum Corp., 7.88%, 09/15/31	32	35,523
Ovintiv Inc.
5.65%, 05/15/25	91	90,696
7.10%, 07/15/53 (Call 01/15/53)	25	27,000
SM Energy Co., 6.63%, 01/15/27 (Call 05/31/24)	15	14,923
Southwestern Energy Co., 5.38%, 03/15/30 (Call 03/15/25)	16	15,194
		1,579,908
Packaging & Containers — 0.1%
Amcor Finance USA Inc., 5.63%, 05/26/33 (Call 02/26/33)	7	6,944
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/27 (Call 02/15/25)(a)	60	61,125
Owens-Brockway Glass Container Inc., 7.25%, 05/15/31 (Call 05/15/26)(a)	35	35,053
		103,122
Pharmaceuticals — 0.6%
AbbVie Inc.
4.50%, 05/14/35 (Call 11/14/34)	8	7,385
4.55%, 03/15/35 (Call 09/15/34)	31	28,783
5.05%, 03/15/34 (Call 12/15/33)	191	186,259
Becton Dickinson and Co.
4.67%, 06/06/47 (Call 12/06/46)	13	11,036
5.11%, 02/08/34 (Call 11/08/33)	8	7,707
Bristol-Myers Squibb Co.
5.10%, 02/22/31 (Call 12/22/30)	8	7,871
5.55%, 02/22/54 (Call 08/22/53)	25	24,128
CVS Health Corp.
2.70%, 08/21/40 (Call 02/21/40)	14	9,152
4.25%, 04/01/50 (Call 10/01/49)	32	24,261
5.13%, 07/20/45 (Call 01/20/45)	25	21,754
Pfizer Inc., 4.20%, 09/15/48 (Call 03/15/48)	63	50,917
Pfizer Investment Enterprises Pte Ltd.
4.75%, 05/19/33 (Call 02/19/33)	67	63,823
5.30%, 05/19/53 (Call 11/19/52)	19	17,718
		460,794
Pipelines — 3.0%
Cameron LNG LLC
3.30%, 01/15/35 (Call 09/15/34)(a)	59	47,405
3.40%, 01/15/38 (Call 07/15/37)(a)	69	54,625
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)	49	38,831
5.13%, 06/30/27 (Call 01/01/27)	180	177,447
Cheniere Energy Inc., 5.65%, 04/15/34 (Call 10/15/33)(a)	56	54,806
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)	128	106,940
4.50%, 10/01/29 (Call 10/01/24)	110	102,921
5.95%, 06/30/33 (Call 12/30/32)	56	55,848
DT Midstream Inc., 4.13%, 06/15/29 (Call 06/15/24)(a)	17	15,408
Energy Transfer LP
5.00%, 05/15/50 (Call 11/15/49)	11	9,118
5.15%, 02/01/43 (Call 08/01/42)	40	34,188
5.30%, 04/15/47 (Call 10/15/46)	7	6,050
Security	Par (000)	Value
Pipelines (continued)
5.55%, 02/15/28 (Call 01/15/28)	$36	$35,963
5.95%, 05/15/54 (Call 11/15/53)	57	53,721
6.00%, 02/01/29 (Call 05/31/24)(a)	16	15,978
7.38%, 02/01/31 (Call 02/01/26)(a)	137	141,276
EnLink Midstream Partners LP
5.05%, 04/01/45 (Call 10/01/44)	11	8,847
5.45%, 06/01/47 (Call 12/01/46)	10	8,477
5.60%, 04/01/44 (Call 10/01/43)	22	19,052
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	10	8,223
5.63%, 09/01/41	8	7,385
5.80%, 03/15/35	8	7,860
Kinder Morgan Inc.
5.00%, 02/01/29 (Call 01/01/29)	31	30,245
5.05%, 02/15/46 (Call 08/15/45)	9	7,672
5.30%, 12/01/34 (Call 06/01/34)	25	23,891
NGPL PipeCo LLC
3.25%, 07/15/31 (Call 04/15/31)(a)	142	118,301
4.88%, 08/15/27 (Call 02/15/27)(a)	41	39,522
7.77%, 12/15/37(a)	7	7,633
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	165	158,415
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (Call 09/15/26)	116	114,288
5.63%, 03/01/25 (Call 12/01/24)	324	323,013
5.90%, 09/15/37 (Call 03/15/37)	85	85,179
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 03/01/27 (Call 05/31/24)(a)	16	15,585
Targa Resources Corp., 4.20%, 02/01/33 (Call 11/01/32)	80	70,615
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)	9	7,908
4.88%, 02/01/31 (Call 02/01/26)	86	80,485
5.50%, 03/01/30 (Call 03/01/25)	73	71,215
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50 (Call 11/15/49)	43	31,679
4.00%, 03/15/28 (Call 12/15/27)	47	44,544
4.60%, 03/15/48 (Call 09/15/47)	36	29,776
7.85%, 02/01/26 (Call 11/01/25)	36	37,063
Venture Global Calcasieu Pass LLC
3.88%, 08/15/29 (Call 02/15/29)(a)	17	15,020
4.13%, 08/15/31 (Call 02/15/31)(a)	27	23,565
		2,345,983
Real Estate Investment Trusts — 1.9%
American Tower Corp.
1.50%, 01/31/28 (Call 11/30/27)	42	36,109
1.88%, 10/15/30 (Call 07/15/30)	19	15,061
2.10%, 06/15/30 (Call 03/15/30)	10	8,160
2.30%, 09/15/31 (Call 06/15/31)	78	61,972
2.90%, 01/15/30 (Call 10/15/29)	22	18,971
3.60%, 01/15/28 (Call 10/15/27)	34	31,659
3.80%, 08/15/29 (Call 05/15/29)	23	21,039
5.20%, 02/15/29 (Call 01/15/29)	42	41,230
Crown Castle Inc.
2.25%, 01/15/31 (Call 10/15/30)	90	72,375
3.10%, 11/15/29 (Call 08/15/29)	32	27,961
3.30%, 07/01/30 (Call 04/01/30)	25	21,698
Equinix Inc.
2.50%, 05/15/31 (Call 02/15/31)	143	116,605

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Total Return ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.20%, 11/18/29 (Call 08/18/29)	$57	$50,256
3.90%, 04/15/32 (Call 01/15/32)	46	40,683
Extra Space Storage LP, 2.55%, 06/01/31 (Call 03/01/31)	21	17,021
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	93	76,070
4.00%, 01/15/30 (Call 10/15/29)	113	101,196
4.00%, 01/15/31 (Call 10/15/30)	20	17,513
5.75%, 06/01/28 (Call 03/03/28)	152	150,142
6.75%, 12/01/33 (Call 09/01/33)	3	3,074
Invitation Homes Operating Partnership LP, 5.50%, 08/15/33 (Call 05/15/33)	8	7,733
Iron Mountain Inc., 4.50%, 02/15/31 (Call 02/15/26)(a)	17	14,994
NNN REIT Inc.
3.00%, 04/15/52 (Call 10/15/51)	12	7,246
3.50%, 04/15/51 (Call 10/15/50)	22	14,819
4.80%, 10/15/48 (Call 04/15/48)	9	7,444
Realty Income Corp.
2.70%, 02/15/32 (Call 11/15/31)	15	12,165
3.25%, 01/15/31 (Call 10/15/30)	16	13,927
3.40%, 01/15/30 (Call 10/15/29)	14	12,479
Service Properties Trust
4.75%, 10/01/26 (Call 08/01/26)	16	14,856
5.50%, 12/15/27 (Call 09/15/27)	17	16,041
VICI Properties LP/VICI Note Co. Inc.
3.88%, 02/15/29 (Call 11/15/28)(a)	116	105,246
4.13%, 08/15/30 (Call 02/15/25)(a)	164	146,176
4.25%, 12/01/26 (Call 05/13/24)(a)	193	184,155
4.50%, 01/15/28 (Call 10/15/27)(a)	24	22,783
		1,508,859
Retail — 0.1%
Lowe's Companies Inc.
2.63%, 04/01/31 (Call 01/01/31)	33	27,645
2.80%, 09/15/41 (Call 03/15/41)	17	11,470
3.70%, 04/15/46 (Call 10/15/45)	11	7,953
4.25%, 09/15/44 (Call 03/15/44)	10	7,747
4.65%, 04/15/42 (Call 10/15/41)	18	15,479
5.80%, 10/15/36	8	7,988
		78,282
Semiconductors — 0.3%
Broadcom Inc.
2.60%, 02/15/33 (Call 11/15/32)(a)	67	52,812
3.14%, 11/15/35 (Call 08/15/35)(a)	95	73,725
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	36	24,662
5.00%, 03/15/49 (Call 09/15/48)	16	14,567
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	21	17,133
3.40%, 05/01/30 (Call 02/01/30)	9	8,005
Texas Instruments Inc., 4.10%, 08/16/52 (Call 02/16/52)	25	20,058
		210,962
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)	14	12,998
Software — 0.3%
Cloud Software Group Inc., 6.50%, 03/31/29 (Call 09/30/25)(a)	98	92,948
Security	Par (000)	Value
Software (continued)
Oracle Corp.
3.95%, 03/25/51 (Call 09/25/50)	$26	$18,575
4.00%, 07/15/46 (Call 01/15/46)	13	9,631
4.13%, 05/15/45 (Call 11/15/44)	10	7,628
4.38%, 05/15/55 (Call 11/15/54)	61	46,047
4.50%, 07/08/44 (Call 01/08/44)	82	66,346
5.38%, 07/15/40	9	8,308
6.90%, 11/09/52 (Call 05/09/52)	19	20,628
		270,111
Telecommunications — 1.8%
AT&T Inc.
3.50%, 09/15/53 (Call 03/15/53)	73	48,126
3.55%, 09/15/55 (Call 03/15/55)	29	18,914
3.65%, 06/01/51 (Call 12/01/50)	24	16,526
3.65%, 09/15/59 (Call 03/15/59)	161	104,447
3.85%, 06/01/60 (Call 12/01/59)	40	27,083
4.50%, 03/09/48 (Call 09/09/47)	23	18,494
4.75%, 05/15/46 (Call 11/15/45)	10	8,483
5.45%, 03/01/47 (Call 09/01/46)	36	33,810
Cisco Systems Inc., 4.95%, 02/26/31 (Call 12/26/30)	69	67,865
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/31/24)(a)	29	26,680
5.88%, 10/15/27 (Call 05/31/24)(a)	35	33,571
Motorola Solutions Inc., 5.60%, 06/01/32 (Call 03/01/32)	123	122,336
Rogers Communications Inc., 5.30%, 02/15/34 (Call 11/15/33)	53	50,809
Sprint LLC, 7.63%, 03/01/26 (Call 11/01/25)	278	285,260
T-Mobile USA Inc.
2.25%, 11/15/31 (Call 08/15/31)	48	38,239
2.70%, 03/15/32 (Call 12/15/31)	15	12,255
3.88%, 04/15/30 (Call 01/15/30)	64	58,560
5.05%, 07/15/33 (Call 04/15/33)	79	75,679
Verizon Communications Inc.
2.36%, 03/15/32 (Call 12/15/31)	49	39,095
2.55%, 03/21/31 (Call 12/21/30)	97	80,498
2.85%, 09/03/41 (Call 03/03/41)	33	22,501
3.00%, 11/20/60 (Call 05/20/60)	28	16,206
4.27%, 01/15/36	218	192,978
4.40%, 11/01/34 (Call 05/01/34)	12	10,883
		1,409,298
Transportation — 0.2%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	14	8,619
3.05%, 02/15/51 (Call 08/15/50)	11	7,103
3.30%, 09/15/51 (Call 03/15/51)	10	6,773
4.05%, 06/15/48 (Call 12/15/47)	9	7,108
5.20%, 04/15/54 (Call 10/15/53)	8	7,487
Norfolk Southern Corp.
2.90%, 08/25/51 (Call 02/25/51)	11	6,665
3.16%, 05/15/55 (Call 11/15/54)	56	34,589
3.40%, 11/01/49 (Call 05/01/49)	10	6,851
4.05%, 08/15/52 (Call 02/15/52)	9	6,802
Union Pacific Corp.
2.97%, 09/16/62 (Call 03/16/62)	38	22,078
3.55%, 05/20/61 (Call 11/20/60)	10	6,699
3.84%, 03/20/60 (Call 09/20/59)	15	10,718

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Total Return ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
4.38%, 11/15/65 (Call 05/15/65)	$10	$7,286
		138,778
Total Corporate Bonds & Notes — 24.5% (Cost: $19,582,178)		19,253,444
Foreign Government Obligations
Belgium — 0.5%
Kingdom of Belgium Government Bond, 3.30%, 06/22/54(a)	EUR 351	358,987
Brazil — 0.5%
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/35	BRL 1	207,052
Brazilian Government International Bond, 6.13%, 03/15/34	USD 210	200,550
		407,602
France — 0.5%
French Republic Government Bond OAT, 3.00%, 05/25/54(a)	EUR 358	348,666
Free of Tax — 0.2%
European Union, 2.50%, 10/04/52(d)	EUR 170	151,799
Indonesia — 0.2%
Indonesia Government International Bond, 2.85%, 02/14/30	USD 200	174,625
Mexico — 1.1%
Mexican Bonos
8.50%, 03/01/29	MXN 15	82,151
Series M, 7.75%, 11/23/34	MXN 12	59,911
Series M 20, 8.50%, 05/31/29	MXN 30	164,124
Mexico Government International Bond
2.66%, 05/24/31 (Call 02/24/31)	USD 420	340,856
6.35%, 02/09/35 (Call 11/09/34)	USD 203	202,112
		849,154
Panama — 0.2%
Panama Government International Bond, 3.88%, 03/17/28 (Call 12/17/27)	USD 200	179,875
Peru — 0.0%
Peruvian Government International Bond, 3.55%, 03/10/51 (Call 09/10/50)	USD 50	33,594
Philippines — 0.2%
Philippine Government International Bond, 3.00%, 02/01/28	USD 200	183,875
Uruguay — 0.0%
Uruguay Government International Bond, 5.10%, 06/18/50	USD 20	18,190
Total Foreign Government Obligations — 3.4% (Cost: $2,788,044)		2,706,367
Municipal Debt Obligations
California — 0.2%
Bay Area Toll Authority RB BAB, Series S-1, 7.04%, 04/01/50	30	34,466
State of California GO, 4.60%, 04/01/38 (Call 04/01/28)	130	120,682
Security	Par (000)	Value
California (continued)
University of California RB, Series AD, 4.86%, 05/15/12	$20	$17,130
		172,278
Illinois — 0.1%
State of Illinois GO, 5.10%, 06/01/33	70	68,379
Louisiana — 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority RB, 4.15%, 02/01/33( 02/01/31)	70	66,224
New Jersey — 0.0%
New Jersey State Turnpike Authority RB BAB, Series F, 7.41%, 01/01/40	20	23,255
New York — 0.1%
Metropolitan Transportation Authority RB BAB, Series A, 5.87%, 11/15/39	20	19,786
New York City Municipal Water Finance Authority RB, 5.88%, 06/15/44	20	20,019
New York City Municipal Water Finance Authority RB BAB, 6.01%, 06/15/42	10	10,180
Port Authority of New York & New Jersey RB, Series 168, 4.93%, 10/01/51	30	27,734
		77,719
Texas — 0.1%
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB, 5.81%, 02/01/41	20	19,830
State of Texas GO BAB, 5.52%, 04/01/39	30	30,104
		49,934
Total Municipal Debt Obligations — 0.6% (Cost: $475,713)		457,789
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 36.0%
Federal Home Loan Mortgage Corp., 4.50%, 07/01/47	158	148,783
Government National Mortgage Association
2.00%, 08/20/51	294	231,447
2.00%, 05/15/54(e)	761	598,730
2.50%, 11/20/51	207	169,996
2.50%, 04/20/52	253	207,648
2.50%, 05/20/54(e)	612	501,650
3.00%, 06/20/50	68	58,207
3.00%, 11/20/51	158	134,214
3.00%, 05/20/54(e)	554	471,226
3.50%, 03/20/44	132	118,888
3.50%, 03/20/47	41	36,363
3.50%, 03/20/52(e)	429	377,856
4.00%, 07/20/43	30	27,841
4.00%, 02/20/48	83	75,966
4.00%, 05/20/54(e)	303	274,555
4.50%, 01/20/41	29	27,668
4.50%, 09/20/48	66	62,507
4.50%, 05/20/54(e)	255	237,466
5.00%, 05/15/54(e)	331	316,828
5.50%, 05/15/54(e)	294	288,215
6.00%, 05/15/54(e)	209	209,527
6.00%, 06/15/54(e)	209	208,547
6.50%, 05/15/54(e)	172	174,146

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Total Return ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.50%, 06/15/54(e)	$60	$60,599
Uniform Mortgage-Backed Securities
1.50%, 05/15/39(e)	574	482,564
1.50%, 01/01/51	69	49,778
1.50%, 02/01/51	59	42,567
1.50%, 03/01/51	39	28,146
1.50%, 06/01/51	30	21,322
1.50%, 05/13/54(e)	421	301,611
2.00%, 12/01/35	198	171,194
2.00%, 05/01/36	148	128,992
2.00%, 03/01/37	150	130,573
2.00%, 05/15/39(e)	245	211,026
2.00%, 01/01/42	167	135,294
2.00%, 02/01/42	167	134,624
2.00%, 09/01/50	766	585,427
2.00%, 11/01/50	517	395,134
2.00%, 01/01/51	863	656,619
2.00%, 10/01/51	707	535,908
2.00%, 05/01/52	584	442,593
2.00%, 05/13/54(e)	955	720,735
2.50%, 02/01/35	102	94,715
2.50%, 05/01/35	76	67,951
2.50%, 02/01/36	39	35,061
2.50%, 07/01/36	39	34,892
2.50%, 05/15/39(e)	126	111,547
2.50%, 11/01/51	893	719,458
2.50%, 01/01/52	509	409,463
2.50%, 03/01/52	640	514,486
2.50%, 05/01/52	515	414,462
2.50%, 05/15/54(e)	737	583,008
2.50%, 06/15/54(e)	709	561,468
3.00%, 02/01/29	32	30,483
3.00%, 11/01/34	32	30,564
3.00%, 06/01/37	34	31,331
3.00%, 07/01/37	35	31,461
3.00%, 05/15/39(e)	85	77,104
3.00%, 09/01/46	299	255,273
3.00%, 11/01/50	229	193,341
3.00%, 12/01/50	378	318,824
3.00%, 12/01/51	307	258,631
3.00%, 01/01/52	308	257,923
3.00%, 02/25/52(e)	353	293,570
3.00%, 06/15/54(e)	335	276,768
3.50%, 01/01/34	25	23,816
3.50%, 04/01/37	14	12,833
3.50%, 06/01/37	7	6,132
3.50%, 05/15/39(e)	30	27,841
3.50%, 02/01/45	127	112,945
3.50%, 02/01/47	46	41,000
3.50%, 05/01/47	11	9,447
3.50%, 10/01/47	71	62,313
3.50%, 03/01/50	560	488,444
3.50%, 02/01/51	39	34,713
3.50%, 03/25/52(e)	401	345,597
3.50%, 08/01/52	47	40,999
4.00%, 05/15/39(e)	36	34,160
4.00%, 10/01/47	189	171,472
4.00%, 12/01/48	105	94,980
4.00%, 03/01/50	552	503,821
4.00%, 11/01/50	89	81,544
4.00%, 06/25/52(e)	191	171,263
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 04/01/53	$15	$13,319
4.50%, 05/15/39(e)	67	64,777
4.50%, 07/01/48	131	123,298
4.50%, 12/01/48	162	152,333
4.50%, 09/01/49	65	61,372
4.50%, 10/01/50	131	122,751
4.50%, 05/13/54(e)	1,158	1,066,998
5.00%, 07/01/47	47	45,706
5.00%, 06/01/50	71	68,489
5.00%, 07/01/53	166	157,230
5.00%, 08/01/53	96	91,113
5.00%, 11/01/53	97	92,126
5.00%, 05/15/54(e)	3,072	2,910,743
5.50%, 07/01/53	414	403,210
5.50%, 08/01/53	10	9,546
5.50%, 05/15/54(e)	3,804	3,691,976
6.00%, 05/01/53	100	99,182
6.00%, 08/01/53	97	96,544
6.00%, 11/01/53	256	254,466
6.00%, 04/01/54	35	34,294
6.00%, 05/15/54(e)	134	133,246
6.00%, 06/15/54(e)	57	56,947
6.50%, 10/01/53	162	164,037
6.50%, 02/01/54	95	96,672
6.50%, 05/15/54(e)	258	259,946
		28,328,405
U.S. Government Obligations — 28.2%
U.S. Treasury Note/Bond
0.25%, 06/30/25	583	550,571
0.25%, 07/31/25	611	574,722
0.38%, 09/30/27	426	366,465
0.50%, 02/28/26	652	600,197
0.50%, 04/30/27	573	503,573
0.50%, 05/31/27	773	677,722
0.63%, 07/31/26	388	352,352
0.75%, 03/31/26	163	150,428
0.75%, 05/31/26	287	262,953
0.88%, 06/30/26	631	578,178
1.13%, 05/15/40	43	25,553
1.13%, 08/15/40	43	25,294
1.25%, 09/30/28	163	140,674
1.25%, 08/15/31	1,260	995,252
1.38%, 11/15/40	43	26,301
1.50%, 02/15/30	222	186,159
1.63%, 11/30/26	777	715,386
1.63%, 05/15/31	678	554,848
1.63%, 11/15/50	204	106,763
1.88%, 02/15/51	146	81,677
1.88%, 11/15/51	204	113,291
2.00%, 11/15/41	49	32,371
2.25%, 08/15/27	190	175,358
2.25%, 08/15/49	256	158,652
2.38%, 05/15/27	190	177,009
2.38%, 03/31/29	323	289,612
2.38%, 02/15/42	146	102,576
2.38%, 05/15/51	322	202,947
2.50%, 02/15/45	472	323,841
2.63%, 04/15/25	634	618,577
2.63%, 07/31/29	954	861,656
2.75%, 08/15/32	636	551,506
2.75%, 11/15/47	475	331,779

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Total Return ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
2.88%, 06/15/25	$634	$617,853
2.88%, 05/15/32	42	36,904
2.88%, 05/15/43	146	109,491
3.00%, 05/15/42	49	37,847
3.00%, 05/15/47	212	155,783
3.00%, 02/15/48	472	345,796
3.00%, 02/15/49	692	504,692
3.00%, 08/15/52	480	346,845
3.13%, 11/15/28	64	59,962
3.13%, 08/15/44	206	158,416
3.25%, 06/30/29	233	216,761
3.63%, 03/31/28	0	288
3.63%, 08/15/43	204	171,381
3.63%, 02/15/53	319	260,388
3.63%, 05/15/53	29	23,376
3.75%, 11/15/43	204	174,301
3.88%, 03/31/25	26	25,681
3.88%, 11/30/27	858	831,187
3.88%, 11/30/29	706	676,602
3.88%, 12/31/29	249	238,524
3.88%, 08/15/40	52	46,418
3.88%, 02/15/43	260	226,950
4.00%, 12/15/25	1,425	1,400,036
4.00%, 06/30/28	50	48,830
4.00%, 02/28/30	0	193
4.00%, 02/15/34	665	629,672
4.00%, 11/15/42	186	165,276
4.00%, 11/15/52	296	259,633
4.13%, 03/31/31	108	104,321
4.25%, 01/31/26	324	319,431
4.25%, 02/28/29	65	63,675
4.25%, 11/15/40	184	172,169
4.38%, 05/15/40	206	195,962
4.38%, 05/15/41	122	115,702
4.50%, 11/15/25	233	230,716
4.50%, 03/31/26	83	82,167
4.50%, 07/15/26	206	203,835
4.50%, 08/15/39	411	399,684
4.50%, 02/15/44	108	102,533
4.63%, 02/28/26	102	101,211
4.63%, 02/15/40	52	51,004
4.75%, 02/15/41	398	394,360
4.75%, 11/15/43	161	157,931
4.88%, 04/30/26	49	48,853
4.88%, 10/31/30	1	605
5.00%, 09/30/25	233	231,910
		22,159,398
Total U.S. Government & Agency Obligations — 64.2% (Cost: $52,177,586)		50,487,803
	Shares
Investment Companies
Exchange Traded Funds — 2.3%
iShares iBoxx $ High Yield Corporate Bond ETF(f)	5,228	398,844
iShares J.P. Morgan USD Emerging Markets Bond ETF(f)	6,772	590,180
Security	Shares	Value
Exchange Traded Funds (continued)
SPDR Bloomberg High Yield Bond ETF	8,500	$794,155
		1,783,179
Total Investment Companies — 2.3% (Cost $1,795,075)		1,783,179
Total Long-Term Investments — 116.2% (Cost: $93,526,971)		91,377,949
Short-Term Securities
Money Market Funds — 3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(f)	2,657,512	2,658,309
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(f)(g)	100,000	100,000
Total Short-Term Securities — 3.5% (Cost: $2,758,309)		2,758,309
Total Investments Before TBA Sales Commitments — 119.7% (Cost: $96,285,280)		94,136,258
	Par (000)
TBA Sales Commitments(e)
Mortgage-Backed Securities — (7.7)%
Government National Mortgage Association
6.00%, 05/15/54	(209)	(209,527)
6.50%, 05/15/54	(60)	(60,749)
Uniform Mortgage-Backed Securities
1.50%, 05/15/39	(4)	(3,363)
1.50%, 05/13/54	(6)	(4,299)
2.00%, 05/13/54	(39)	(29,433)
2.50%, 05/15/39	(4)	(3,541)
2.50%, 05/15/54	(737)	(583,008)
3.00%, 02/25/52	(351)	(291,907)
3.50%, 03/25/52	(3)	(2,586)
4.00%, 06/25/52	(10)	(8,943)
4.50%, 05/13/54	(619)	(570,355)
5.00%, 05/15/54	(1,992)	(1,887,435)
5.50%, 05/15/54	(2,367)	(2,297,294)
6.00%, 05/15/54	(97)	(96,454)
6.50%, 05/15/54	(4)	(4,030)
Total TBA Sales Commitments — (7.7)% (Proceeds: $(6,092,280))		(6,052,924)
Total Investments, Net of TBA Sales Commitments — 112.0% (Cost: $90,193,000)		88,083,334
Liabilities in Excess of Other Assets — (12.0)%		(9,466,340)
Net Assets — 100.0%		$78,616,994

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Total Return ETF

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Represents or includes a TBA transaction.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/12/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$2,653,671 (a)	$—	$4,638	$—	$2,658,309	2,657,512	$95,016 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	100,000 (a)	—	—	—	100,000	100,000	2,028	—
iShares iBoxx $ High Yield Corporate Bond ETF	—	404,699	—	—	(5,855)	398,844	5,228	2,066	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(c)	—	754,320	(753,964)	(356)	—	—	—	2,753	—
iShares J.P. Morgan USD Emerging Markets Bond ETF	—	590,743	—	—	(563)	590,180	6,772	—	—
				$4,282	$(6,418)	$3,747,333		$101,863	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Long Bond	5	06/18/24	$569	$(12,493)
U.S. Ultra Bond	2	06/18/24	239	(6,628)
Long Gilt	1	06/26/24	120	(801)
2-Year U.S. Treasury Note	35	06/28/24	7,093	(22,649)
5-Year U.S. Treasury Note	40	06/28/24	4,190	(12,833)
				(55,404)
Short Contracts
Euro Bund	(1)	06/06/24	139	1,354
10-Year U.S. Treasury Note	(15)	06/18/24	1,612	4,236
10-Year U.S. Ultra Bond	(24)	06/18/24	2,645	7,397
				12,987
				$(42,417)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	156,199	BRL	809,000	Goldman Sachs & Co.	06/20/24	$1,111
USD	40,000	CAD	54,980	Barclays Bank PLC	06/20/24	31
USD	427,308	EUR	391,100	Barclays Bank PLC	06/20/24	9,094

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Total Return ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,119,007	EUR	1,024,000	Morgan Stanley & Co. International PLC	06/20/24	$24,018
USD	201,000	JPY	30,317,203	Barclays Bank PLC	06/20/24	7,342
USD	195,000	JPY	30,220,165	Citibank N.A.	06/20/24	1,961
USD	597,000	JPY	90,864,264	Goldman Sachs & Co.	06/20/24	16,582
USD	402,400	JPY	60,483,898	Morgan Stanley & Co. International PLC	06/20/24	16,044
USD	40,000	MXN	672,824	Barclays Bank PLC	06/20/24	1,023
USD	62,992	MXN	1,080,800	Goldman Sachs & Co.	06/20/24	381
						77,587
EUR	780,000	USD	848,695	Morgan Stanley & Co. International PLC	06/20/24	(14,621)
JPY	30,723,361	USD	203,000	Barclays Bank PLC	06/20/24	(6,747)
JPY	121,305,321	USD	802,400	Goldman Sachs & Co.	06/20/24	(27,533)
USD	39,507	AUD	61,000	Barclays Bank PLC	06/20/24	(66)
USD	72,904	BRL	384,000	Morgan Stanley & Co. International PLC	06/20/24	(710)
USD	39,471	EUR	37,000	Barclays Bank PLC	06/20/24	(94)
USD	178,123	EUR	167,000	Morgan Stanley & Co. International PLC	06/20/24	(454)
USD	39,885	GBP	32,000	Barclays Bank PLC	06/20/24	(111)
						(50,336)
						$27,251
Centrally Cleared Credit Default Swaps - Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.42.V1	5.00%	Quarterly	06/20/29	B+	USD	192	$11,293	$11,766	$649

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.54%	At Termination	1-Day SOFR, 5.34%	At Termination	10/03/24(a)	10/03/25	USD	2,524	$(11,570)	$4	$(11,574)
4.84%	At Termination	1-Day SOFR, 5.34%	At Termination	10/18/24(a)	10/18/25	USD	2,080	(3,166)	3	(3,169)
4.14%	Annual	1-Day SOFR, 5.34%	Annual	10/18/24(a)	10/18/34	USD	250	2,197	4	2,193
2.49%	Semi-Annual	6-mo. EURIBOR, 3.80%	Semi-annual	N/A	02/19/54	EUR	173	2,083	6	2,077
2.51%	Semi-Annual	6-mo. EURIBOR, 3.80%	Semi-annual	N/A	02/20/54	EUR	172	1,488	6	1,482
2.51%	Semi-Annual	6-mo. EURIBOR, 3.80%	Semi-annual	N/A	02/20/54	EUR	126	885	5	880
2.51%	Semi-Annual	6-mo. EURIBOR, 3.80%	Semi-annual	N/A	03/01/54	EUR	87	644	3	641

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Total Return ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.46%	Semi-Annual	6-mo. EURIBOR, 3.80%	Semi-annual	N/A	03/22/54	EUR	37	$707	$1	$706
2.54%	Semi-Annual	6-mo. EURIBOR, 3.80%	Semi-annual	N/A	04/22/54	EUR	142	(31)	(295)	264
								$(6,763)	$(263)	$(6,500)

(a)	Forward Swap.
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day SOFR, 5.34%	At Termination	Markit iBoxx $ Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	N/A	06/20/24	USD	986,000	$3,159	$(4,380)	$7,539
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$8,150,237	$—	$8,150,237
Collaterized Mortgage Obligations	—	8,539,130	—	8,539,130
Corporate Bonds & Notes	—	19,253,444	—	19,253,444
Foreign Government Obligations	—	2,706,367	—	2,706,367
Municipal Debt Obligations	—	457,789	—	457,789
U.S. Government & Agency Obligations	—	50,487,803	—	50,487,803
Investment Companies	1,783,179	—	—	1,783,179

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Total Return ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$2,758,309	$—	$—	$2,758,309
Liabilities
Investments
TBA Sales Commitments	—	(6,052,924)	—	(6,052,924)
	$4,541,488	$83,541,846	$—	$88,083,334
Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$649	$—	$649
Equity Contracts	—	7,539	—	7,539
Foreign Currency Exchange Contracts	—	77,587	—	77,587
Interest Rate Contracts	12,988	8,243	—	21,231
Liabilities
Foreign Currency Exchange Contracts	—	(50,336)	—	(50,336)
Interest Rate Contracts	(55,405)	(14,743)	—	(70,148)
	$(42,417)	$28,939	$—	(13,478)

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
BAB	Build America Bond
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation

LIBOR	London Interbank Offered Rate
RB	Revenue Bond
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro

GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
USD	United States Dollar